1340134

FORM D

[redacted]

05067207

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0076 |
| Expires: | May 31, 2005 |
| Estimated average burden hours per form | 1.00 |

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

# FORM D

# NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

PROCESSED SEP 29 2005 THOMSON E

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
**JAMES RIVER NAVIGATOR FUTURES FUND LLC (the "Issuer")**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

## A. BASIC IDENTIFICATION DATA

RECEIVED SEP 28 2005 185

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
**James River Navigator Futures Fund LLC**

| Address of Executive Offices (Number and Street, City, State, ZIP Code) | Telephone Number (Including Area Code) |
|---|---|
| **58 Broad Street Road, Manakin-Sabot, Virginia 23103** | **(804) 578-4500** |
| Address of Principal Business Operations (Number and Street, City, State, ZIP Code) (if different from Executive Offices) **same as above** | Telephone Number (Including Area Code) **same as above** |

Brief Description of Business **To invest using one or more technical systems to trade Investment Instruments on a leveraged basis, focusing on futures contracts and related derivative instruments.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

## GENERAL INSTRUCTIONS

**Federal:**
*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When to File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

**Potential persons who are to respond to the collection of information contained in this form are not required to respond unless form displays a currently valid OMB number.**

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
**James River Capital Corp. ("JRCC" or the "Manager")**

Business or Residence Address (Number and Street, City, State, Zip Code)
**5007 Chandlers Wharf, Suite 201/202, Christiansted, St. Croix, U.S. Virgin Islands 00820**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Sanders, Paul H.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o JRCC, #118 Estate Mt. Welcome, Suite #4, Chandlers Wharf, Gallows Bay, Christiansted, St. Croix, U.S. Virgin Islands 00820**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Brandt, Kevin M.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o JRCC, #118 Estate Mt. Welcome, Suite #4, Chandlers Wharf, Gallows Bay, Christiansted, St. Croix, U.S. Virgin Islands 00820**

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Mosler, Warren**

Business or Residence Address (Number and Street, City, State, Zip Code)
**5000 Estate Southgate, Christiansted, U.S. Virgin Islands 00820**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $0 | $0 |
| Equity | $0 | $0 |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $0 | $0 |
| Partnership Interests | $0 | $0 |
| Other (Specify **units of limited liability company interest ("Units") (a)** ) | $100,000,000(b) | $3,384,623.83 |
| Total | $100,000,000(b) | $3,384,623.83 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 4 | $3,384,623.83 |
| Non-accredited investors | 0 | $0 |
| Total (for filings under Rule 504 only) | N/A | $N/A |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | N/A | $N/A |
| Regulation A | N/A | $N/A |
| Rule 504 | N/A | $N/A |
| Total | N/A | $N/A |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☒ | $0 |
| Printing and Engraving Costs | ☒ | $10,000 |
| Legal Fees | ☒ | $45,000 |
| Accounting Fees | ☒ | $15,000 |
| Engineering Fees | ☒ | $0 |
| Sales Commissions (specify finders' fees separately) | ☒ | $0 |
| Other Expenses (identify) **Filing Fees** | ☒ | $5,000 |
| Total | ☒ | $75,000 |

**(a) The Issuer is offering 2 series, James River Navigator Future Series which offers 3 classes, class A, class B, class C, and James River Navigator 3X 1 Series. The Issuer has established and maintains separate and distinct records for each Series and holds accounts for the assets associated with each Series separately from the assets associated with any other Series. The Series may differ from each other with respect to leverage utilized, fees charged, investment of non-trading assets and other terms.**

**(b) Open-end fund; estimated maximum aggregate offering amount.**